Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for (reversal of) allowance for expected credit losses	¥ (1,690)	¥ (3,196)	¥ 14,337
Related Party
Provision for (reversal of) allowance for expected credit losses	¥ 406	¥ (1,210)	¥ 150